Business Combinations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Business Combinations
30.	BUSINESS COMBINATIONS

a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits	April 30, 2018	100.00	$168,440,585
AMPI	Engaged in the manufacturing of integrated circuit	April 30, 2019	50.97	$250,000	$8,358
ASEEE	Engaged in the production of embedded substrate	April 26, 2019	51.00	$—	$—
UGPL	Engaged in designing, miniaturization, material sourcing, manufacturing, logistics, and after services of electronic devices and modules	October 31, 2019	60.00	$313,057	$10,467

As disclosed in Note 1, the Company acquired 100% shareholdings of SPIL at NT$51.2 in cash per SPIL’s ordinary share in accordance with the joint share exchange agreements between ASE and SPIL.

As disclosed in Note 14, the Group obtained control over AMPI and ASEEE in April 2019, respectively.

In October 2019, The Group’s subsidiary, Universal Global Electronics Co., Ltd., acquired 60% shareholdings of UGPL with a total consideration based on independent professional appraisal reports.

a.	Assets acquired and liabilities assumed at the date of acquisition

	SPIL	AMPI	ASEEE	UGPL
	NT$	NT$	NT$	NT$

Assets
Cash and cash equivalents	$20,088,970	$349,496	$23,197	$108,718
Trade and other receivables	15,840,649	371,144	5,732	58,713
Inventories	5,693,644	403,887	11,033	229
Property, plant and equipment	81,985,622	683,207	1,361,572	525,048
Intangible assets	31,354,386	128,900	290,757	11,704
Others	24,945,922	237,766	317,888	99,112
Liabilities
Trade and other payables	(19,755,598)	(224,295)	(133,278)	(217,887)
Borrowings and bonds payables	(24,157,174)	(951,519)	(1,371,395)	(190,737)
Others	(3,963,201)	(148,723)	(290,273)	(63,708)

Fair value of identifiable net assets acquired	$132,033,220	$849,863	$215,233	$331,192

		AMPI	ASEEE	UGPL
		US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Assets
Cash and cash equivalents		$11,685	$776	$3,635
Trade and other receivables		12,409	192	1,963
Inventories		13,503	369	8
Property, plant and equipment		22,842	45,522	17,554
Intangible assets		4,310	9,721	391
Others		7,949	10,628	3,314
Liabilities
Trade and other payables		(7,499)	(4,456)	(7,285)
Borrowings and bonds payables		(31,813)	(45,851)	(6,377)
Others		(4,972)	(9,705)	(2,130)

Fair value of identifiable net assets acquired		$28,414	$7,196	$11,073

The initial accounting for the acquisition of UGPL was tentative as of December 31, 2019. In addition, a call option on the remaining 40% non-controlling interests was also stipulated in the equity transfer agreement and recognized by the Group under the line item of financial assets at FVTPL.

b .	Non-controlling interest

Non-controlling interests of SPIL were measured at fair value at the acquisition date by using market approach based on the valuation multiples of comparable companies and the discount rate for lack of marketability. The significant unobservable inputs is the discount rate for lack of marketability of 25%.

Non-controlling interests of AMPI and ASEEE were measured at their proportionate share of the fair value of AMPI’s and ASEEE’s identifiable net assets, respectively.

Non-controlling interests of UGPL were measured at fair value at the acquisition date by using market approach incorporating transaction prices of comparable companies and the discount rate for lack of control. The significant unobservable inputs is the discount rate for lack of control of 31%. As aforementioned, such non-controlling interests measurements were tentative as of December 31, 2019.

c.	Goodwill recognized on acquisitions

	SPIL	AMPI	ASEEE	UGPL
	NT$	NT$	NT$	NT$

Consideration transferred	$168,440,585	$250,000	$—	$313,057
Add: Fair value of investments previously owned	—	315,925	117,609	—
Add: Non-controlling interests	3,582,866	416,716	105,464	142,494
Less: Fair value of identifiable net assets acquired	(132,033,220)	(849,863)	(215,233)	(331,192)

Goodwill recognized on acquisition	$39,990,231	$132,778	$7,840	$124,359

	AMPI	ASEEE	UGPL
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Consideration transferred	$8,358	$—	$10,467
Add: Fair value of investments previously owned	10,563	3,932	—
Add: Non-controlling interests	13,932	3,526	4,764
Less: Fair value of identifiable net assets acquired	(28,414)	(7,196)	(11,073)

Goodwill recognized on acquisition	$4,439	$262	$4,158

The goodwill form acquisitions mainly represents the control premium. In addition, the consideration paid for acquisitions effectively included amounts attributed to the benefits of expected synergies, such as revenue growth and future market expansions. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The goodwill recognized on acquisition is not expected to be deductible for tax purpose.

As of December 31, 2019, the Group has completed the identification of the difference between the cost of the investment and the Group’s share of the net fair value of identifiable assets and liabilities of AMPI and ASEEE. Due to the necessary valuations and calculations not yet finalized, the initial accounting for the acquisition of UGPL was tentative based on the Group’s and the independent professional’s best estimates as of December 31, 2019.

d.	Net cash outflow (inflow) on acquisition of subsidiaries

	SPIL	AMPI	ASEEE	UGPL
	NT$	NT$	NT$	NT$

Consideration paid in cash	$168,440,585	$250,000	$—	$313,057
Less: Payable for consideration representing the ordinary shares originally held by ASE	(53,109,760)	—	—	—
Less: Cash and cash equivalent acquired	(20,088,970)	(349,496)	(23,197)	(108,718)

Net cash outflow (inflow) on acquisition of subsidiaries	$95,241,855	$(99,496)	$(23,197)	$204,339

	AMPI	ASEEE	UGPL
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Consideration paid in cash	$8,358	$—	$10,467
Less: Cash and cash equivalent acquired	(11,685)	(775)	(3,635)

Net cash outflow (inflow) on acquisition of subsidiaries	$(3,327)	$(775)	$6,832

e .	Impact of acquisitions on the results of the Group

The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	SPIL (For the Period from April 30, 2018 through December 31, 2018)	AMPI (For the Period from April 30, 2019 through December 31, 2019)	ASEEE (For the Period from April 26, 2019 through December 31, 2019)	UGPL (For the Period from October 31, 2019 through December 31, 2019)
	NT$	NT$	NT$	NT$

Operating revenue	$61,247,727	$704,243	$(1,159)	$39,080
Net profit (loss)	$7,629,382	$(217,163)	$(469,598)	$(11,995)

	AMPI (For the Period from April 30, 2019 through December 31, 2019)	ASEEE (For the Period from April 26, 2019 through December 31, 2019)	UGPL (For the Period from October 31, 2019 through December 31, 2019)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Operating revenue	$23,545	$(39)	$1,307
Net loss	$(7,261)	$(15,700)	$(401)

Had these business combinations been in effect at the beginning of each annual reporting period and the investments originally accounted for using the equity method, as disclosed in Notes 14 and 26, been remeasured to their fair value as of January 1 of each respective annual reporting period, the Group’s operating revenues and profit for the year would have been NT$397,261,461 thousand and NT$25,687,447 thousand for the year ended December 31, 2018, and NT$413,782,708 thousand (US$13,834,260 thousand) and NT$18,030,506 thousand (US$602,825 thousand) for the year ended December 31, 2019, respectively. This pro-forma information is for illustrative purposes only and is not necessarily an indication of the operating revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed at the beginning of each annual reporting period, nor is it intended to be a projection of future results.

In determining the pro-forma operating revenue and profit for the year had each subsidiary been acquired at the beginning of each respective annual reporting period, the management:

1)
Calculated the depreciation of property, plant and equipment and the amortization of intangible assets acquired on the basis of the fair values at the initial accounting for the business combination rather than the carrying amounts recognized in the respective pre-acquisition financial statements; and

2)	Calculated borrowing costs based on the funding status, credit ratings and debt/equity ratios of the Group after the business combination.